THE STRONG
INDEX 500 FUND                                       [Strong Logo]
---------------------------------

ANNUAL REPORT O FEBRUARY 28, 1999

                    [PICTURE OF STRONG FUNDS BUILDING]

                            LETTER FROM THE CHAIRMAN

Dear Strong Investor,

     As I review this past year, I can't help but conclude that we are living in one of the most remarkable eras in modern history. In many ways, it is a Golden Age of prosperity, with constantly improving living standards, virtually full employment, and enormous cultural vitality.

     Our golden era is primarily driven by the spirit of capitalism, which has resulted in real economic growth of better than 3%, negligible inflation, and the lowest unemployment rates in a quarter of a century. Things have rarely looked so good. My advice: Enjoy it, but remember that good times have a way of disappearing. Almost overnight.

     Not everything in the world is coming up roses. As the fighting in Kosovo demonstrates, conflict still looms large in the world. Kosovo illustrates just how delicate the balance is between individual nations and their economies. And it serves as a constant reminder that everything in life--economies included--is cyclical.

     While the U.S. market has been strong, not every security has shared in the good times. What we are experiencing today--to borrow a Wall Street phrase--is a two-tiered market. That is, a market with big differences between the "have" and "have not" stocks. Close to 70% of stocks out there are still down 20% or more from their tops, while a precious small percentage are near their historical highs.

     In plain English, today's market has one piece that may be over-valued, and another piece that appears to be undervalued.

     A family's investment portfolio has to distinguish between a careful strategy and just "playing the market." A serious investor needs to realize that some stock valuations are at extreme highs and that diversification is more important than ever. In addition to blue chip and other large-cap stocks, fixed income products (like long-term bonds) are very attractive and provide an excellent vehicle for diversifying a portfolio.

     (And, although currently out of favor with investors, small- and mid-cap stocks will rise again. If you buy the idea that markets are cyclical, these stocks could be an excellent place to invest over the next few years).

     Likewise, value investing--the art of buying undervalued companies--is also out of favor. Value stocks have already been through a pretty severe correction, and by investing in them now, you can help protect yourself when large-cap and technology stocks retreat.

     At Strong, we're in business to help you achieve your financial goals. Our Strong Advisor program works with shareholders to build a long term investment program through balance.

     The markets are made up of millions of pieces of input--facts, opinions, trends, tips, dreams, emotions, speculation, and an abundance of good old-fashioned hunches. There is also a good deal of wisdom built into the markets. Some of this wisdom gets distorted over the short-term. Long-term, however, the essential truth of the investment process emerges. Our job is to help you maneuver through the clutter and emotion in the marketplace and find that truth.

     Give us a call. We're here to help.

                                               /s/ Dick

                                   THE STRONG
                                 INDEX 500 FUND
                                   ----------
                       ANNUAL REPORT O FEBRUARY 28, 1999

                               TABLE OF CONTENTS
 INVESTMENT REVIEW
   The Strong Index 500 Fund ...................................2

 FINANCIAL INFORMATION--STRONG INDEX 500 FUND
   Statement of Assets and Liabilities .........................4
   Statement of Operations .....................................5
   Statements of Changes in Net Assets .........................6
   Notes to Financial Statements ...............................7
   Financial Highlights ........................................8

 REPORT OF INDEPENDENT ACCOUNTANTS .............................9

 FINANCIAL INFORMATION--

 MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
   Portfolio of Investments ...................................10
   Statement of Assets and Liabilities ........................16
   Statement of Operations ....................................17
   Statements of Changes in Net Assets ........................18
   Notes to Financial Statements ..............................19

 REPORT OF INDEPENDENT ACCOUNTANTS ............................22

THE STRONG INDEX 500 FUND
-------------------------

FUND HIGHLIGHTS
o The one-year total return ending February 28, 1999 of the Strong Index 500 Fund was 19.21%, versus the S&P 500 Stock Index(R) return of 19.74% for the same period. (1)

o The one-, three-, and six-month performance returns for the Fund ending February 28, 1999 were -3.17%, 6.56% and 29.90% respectively.(2)

o    Since inception, the average annual return for the fund was 28.40%.

         ---------------------------
               AVERAGE ANNUAL
                TOTAL RETURN (2)
                As of 2-28-99

         1-year              19.21%

         Since Inception     28.40%
         (on 5-1-97)
         ---------------------------

                  FIVE LARGEST
                 STOCK HOLDINGS

                 AS OF 2-28-99

         SECURITY          % OF NET ASSETS
         ------------------------------------
         Microsoft Corporation          3.40%

         General Electric Company       2.99%

         Intel Corporation              1.82%

         Merck & Company, Inc.          1.77%

         Wal-Mart Stores, Inc.          1.77%

Please see the Schedule of Investments in Securities for a complete listing of the Fund's portfolio.


MARKET
PERSPECTIVES
--------------------------------------------------------------------------------
In the past year, the stocks of well-known, large companies led the stock market to another year of strong gains. Investors, worried about economic weakness outside of the U.S., sought a safe haven in the familiarity and sheer size offered by U.S. blue chip companies. In addition to investors' flight to safety, large caps also benefited from positive earnings announcements from corporate giants like General Electric.

Since the performance of large-cap stocks figures quite prominently into the performance of the S&P 500, it posted another year of solid returns, gaining 19.74% for the 12 months ended February 28. The Strong Index 500 Fund returned 19.21%.

The S&P 500 and the Fund were also beneficiaries of the powerful late-year rally in technology and Internet stocks. Companies like AOL, Microsoft and Intel were frequently upgraded by analysts and sought after by investors.

Investors  continue  to be rewarded by the  strength  of the U.S.  economy.  The
Federal Reserve successfully eased this summer's credit crunch and has once again shepherded the economy into a good position. The latest economic indicators show consumer confidence remaining buoyant. This is a key to the continued health of our nation, as consumer spending accounts for approximately two-thirds of the economy.
                               -----------------

                               IN THE PAST YEAR,

                                 THE STOCKS OF

                                  WELL-KNOWN,

                      LARGE COMPANIES LED THE STOCK MARKET

                                TO ANOTHER YEAR

                                OF STRONG GAINS.
                               -----------------
--------------------------------------------------------------------------------

1 "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Strong Equity Funds, Inc. The Strong Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

2 Average annual total return and total return measure change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change while total return reflects aggregate change, and is not annualized.

While the market is at a lofty level, it has been supported by strong economic growth with little or no sign of inflationary pressure. Investors have exhibited confidence in the Federal Reserve's ability to continue to steer the economy along this course.






                              GROWTH OF AN ASSUMED $10,000 INVESTMENT
                                   From 5-1-97 to 2-28-99

                                              [Graph]

                         The Strong         S&P 500            Lipper S&P 500
                        Index 500 Fund   Stock Index (R)(3)+   Index Objective
                                                               Funds Index(3)+
                        --------------   -------------------   ---------------

                 4-97      10,000            10,000                10,000
                 6-97      11,110            11,122                11,117
                 9-97      11,930            11,955                11,945
                12-97      12,262            12,298                12,282
                 3-98      13,948            14,014                13,982
                 6-98      14,392            14,476                14,433
                 9-98      12,957            13,036                12,997
                12-98      15,709            15,812                15,762
                 2-99      15,821            15,962                15,897

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard & Poor's 500 Stock Index(R) ("S&P 500") and the Lipper S&P 500 Index Objective Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

+ The S&P 500 Index(R) figure tracks the Strong Index 500 Fund and the Lipper S&P 500 Index figure so closely that its results are not discernible on the graph.
--------------------------------------------------------------------------------
3 The S&P 500 Stock Index(R) is an unmanaged index generally representative of the U.S. stock market. The Lipper S&P 500 Index Objective Funds Index is an equally-weighted performance index of the largest qualifying funds in this Lipper category. Source of the S&P index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

     Strong Capital Management, Inc. has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's return would have been lower.

YOUR FUNDS APPROACH

THE STRONG INDEX 500 FUND IS DESIGNED TO PROVIDE INVESTORS WITH BROAD EXPOSURE TO THE LARGE-CAPITALIZATION SECTOR OF THE U.S. MARKET BY REPLICATING, AS CLOSELY AS PRACTICAL (BEFORE FEES AND EXPENSES), THE MARKET CAPITALIZATION-WEIGHTED TOTAL RETURN OF THE STANDARD & POOR'S 500 STOCK INDEX(R) (S&P 500). (3) THE FUND REPRESENTS MORE THAN 70% OF THE OVERALL U.S. STOCK MARKET CAPITALIZATION. THIS ALLOWS INVESTORS WIDE DIVERSIFICATION, AND SERVES AS A COMPLEMENT TO ACTIVELY MANAGED FUNDS.
--------------------------------------------------------------------------------
MARKET HIGHLIGHTS

o Calendar year 1998 marked an unprecedented fourth straight year when the S&P 500 posted 20%-plus returns, cumulatively rising 190% since the end of 1994.

o Investors seem to have faith in the ability of the Federal Reserve to shepherd the recovery of global economies, as well as protect the U.S. economy from slipping into a recession.

o As they became more confident in the Federal Reserve's ability to steer the course of the U.S. economy, investors demonstrated a higher risk tolerance within their portfolio.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
February 28, 1999

ASSETS:
  Investment in S&P 500 Index Master Portfolio, at Value (Note 1)  $138,790,069
  Receivable for Fund Shares Sold                                       399,454
  Due from SCMI                                                         212,288
  Other Assets                                                            2,962
                                                                   ------------
  Total Assets                                                      139,404,773

LIABILITIES:
  Payable for Fund Shares Redeemed                                       87,970
  Due to SCMI                                                            90,437
  Accrued Operating Expenses and Other Liabilities                      103,734
                                                                   ------------
  Total Liabilities                                                     282,141
                                                                   ------------
NET ASSETS                                                         $139,122,632
                                                                   ============

NET ASSETS CONSIST OF:
  Capital Stock (par value and paid-in capital)                    $122,778,128
  Undistributed Net Investment Income                                   216,489
  Undistributed Net Realized Gain                                     1,241,825
  Net Unrealized Appreciation on Investments                         14,886,190
                                                                   ------------
  Net Assets                                                       $139,122,632
                                                                   ============
Capital Shares Outstanding (Unlimited Number Authorized)              8,941,144

NET ASSET VALUE PER SHARE                                                $15.56
                                                                         ======


                       See Notes to Financial Statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended February 28, 1999

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
  Dividend Income                                                   $ 1,014,624
  Interest Income                                                       226,984
  Expenses                                                              (37,485)
                                                                    -----------
  Net Investment Income Allocated from Master Portfolio               1,204,123

EXPENSES:
  Shareholder Servicing Costs (Note 3)                                  189,339
  Transfer Agency Fees                                                  180,571
  Reports to Shareholders                                                52,283
  Federal and State Registration Fees                                    47,548
  Other                                                                  49,189
                                                                    -----------
  Total Expenses before Waivers                                         518,930
  Voluntary Expense Waivers by SCMI                                    (215,217)
                                                                    -----------
  Expenses, Net                                                         303,713
                                                                    -----------
NET INVESTMENT INCOME                                                  900,410

REALIZED AND UNREALIZED GAIN ALLOCATED FROM MASTER PORTFOLIO:
  Net Realized Gain on Investments                                    1,173,696
  Change in Unrealized Appreciation/Depreciation on Investments      11,546,437
                                                                    -----------
NET GAIN ALLOCATED FROM MASTER PORTFOLIO                             12,720,133
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $13,620,543
                                                                    ===========

                       See Notes to Financial Statements.
                                                                              5


STRONG INDEX 500 FUND
---------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Year Ended        Period Ended
                                                               February 28, 1999 February 28, 1998
                                                               ----------------- -----------------
                                                                                     (Note 1)
OPERATIONS:
  Net Investment Income                                             $    900,410   $   164,843
  Net Realized Gain                                                    1,173,696        88,899
  Net Change in Unrealized Appreciation/Depreciation                  11,546,437     3,339,753
                                                                    ------------   -----------
  Net Increase in Net Assets Resulting from Operations                13,620,543     3,593,495

DISTRIBUTIONS:
  From Net Investment Income                                            (734,711)     (114,053)
  From Net Realized Gains                                                 (7,666)      (13,104)
                                                                    ------------   -----------
  Total Distributions                                                   (742,377)     (127,157)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
  Proceeds from Shares Sold                                          120,131,919    32,320,505
  Proceeds from Reinvestment of Distributions                            722,710       123,613
  Payment for Shares Redeemed                                        (26,706,110)   (3,814,509)
                                                                    ------------   -----------
  Net Increase in Net Assets from Beneficial Interest Transactions    94,148,519    28,629,609
                                                                    ------------   -----------
TOTAL INCREASE IN NET ASSETS                                         107,026,685    32,095,947

NET ASSETS:
  Beginning of Period                                                 32,095,947            __
                                                                    ------------   -----------
  End of Period                                                     $139,122,632   $32,095,947
                                                                    ============   ===========

TRANSACTIONS IN SHARES OF THE FUND:
  Sold                                                                 8,336,831     2,745,317
  Issued in Reinvestment of Distributions                                 47,136        10,372
  Redeemed                                                            (1,880,932)     (317,580)
                                                                      ----------     ---------
  Net Increase in Shares of the Fund                                   6,503,035     2,438,109
                                                                      ==========     =========

                       See Notes to Financial Statements.
6

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
February 28, 1999

1.   ORGANIZATION
     The Strong Index 500 Fund (the "Fund") commenced operations on May 1, 1997 and is a diversified series of the Strong Equity Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP"), an open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2.   SIGNIFICANT  ACCOUNTING  POLICIES
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     (A) Security Valuation -- The value of the Fund's investment in the Master Portfolio reflects the Fund's interest of 3.76% in the net assets of the Master Portfolio at February 28, 1999. Valuation of securities by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

          The  character  of  distributions   made  during  the  year  from  net
          investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

          The Fund generally pays dividends from net investment income quarterly and distributes any net capital gains that it realizes annually. Dividends are declared on a quarterly basis.

     (C) Accounting for Investments -- The Fund earns income, net of Master Portfolio expenses, daily based on its investment in the Master Portfolio. All the net investment income, realized and unrealized gain or loss of the Master Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Master Portfolio at the time of such determination. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

     (D) Expenses -- The Fund bears all costs of its operations other than expenses specifically assumed by Strong Capital Management, Inc. ("SCMI"), the Fund's shareholder servicing agent, transfer agent and dividend-disbursing agent. Expenses incurred by the Master Portfolio are allocated pro rata to the Fund.

     (E) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in these financial statements. Actual results could differ from those estimates.

3.   RELATED PARTY  TRANSACTIONS
     SCMI provides shareholder recordkeeping and related services to the Fund. For these services, the Fund pays SCMI a fee at an annual rate of .25% of the Fund's average daily net assets. Certain fees have been waived or reimbursed by SCMI for the year ended February 28, 1999. Waived or reimbursed fees continue at the discretion of SCMI. In addition, SCMI is compensated for certain other services related to costs incurred for reports to shareholders. The amount receivable from SCMI at February 28, 1999, other shareholder expenses paid to SCMI and unaffiliated directors' fees for the year then ended were $9,263, $2,643, and $1,500, respectively.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
                                                                                         Period Ended
                                                                                    --------------------
                                                                                    Feb. 28,      Feb. 28,
Selected Per Share Data(a)                                                            1999        1998(b)
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                               $13.16         $10.00
Income From Investment Operations
  Net Investment Income                                                              0.13           0.11
  Net Realized and Unrealized Gains on Investments                                   2.39           3.15
--------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                   2.52           3.26
Less Distributions
  From Net Investment Income                                                        (0.12)         (0.09)
  From Net Realized Gains                                                           (0.00)         (0.01)
--------------------------------------------------------------------------------------------------------
  Total Distributions                                                               (0.12)         (0.10)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                     $15.56         $13.16
========================================================================================================
Ratios and Supplemental Data
--------------------------------------------------------------------------------------------------------
  Total Return                                                                     +19.2%         +32.7%
  Net Assets, End of Period (In Thousands)                                       $139,123        $32,096
  Ratio of Expenses to Average Net Assets                                           0.45%          0.44%*
  Ratio of Expenses to Average Net Assets Without Waivers and Absorptions           0.73%          1.53%*
  Ratio of Net Investment Income to Average Net Assets                              1.18%          1.43%
  Portfolio Turnover Rate (c)                                                         11%             6%

  * Calculated on an annualized basis.
(a) Information  presented  relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the period from May 1,1997  (inception)  to February 28, 1998.
(c) This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.


                                    See Notes to Financial Statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS


To The Board of Directors and Shareholders of
Strong Equity Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Strong Index 500 Fund (one of the series comprising Strong Equity Funds, Inc.) as of February 28, 1999, the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and for the period from May 1, 1997 (commencement of operations) to February 28, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Strong Index 500 Fund as of February 28, 1999, the results of its operations for the year then ended and the changes in its net assets, and the financial highlights for the year then ended and for the period from May 1, 1997 (commencement of operations) to February 28, 1998, in conformity with generally accepted accounting principles.


KPMG LLP


San Francisco, California
April 2, 1999

 MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
 Portfolio of Investments                                       February 28,1999


 Security Name                                          Shares           Value
--------------------------------------------------------------------------------
 COMMON STOCKS-94.09%
 ADVERTISING-0.11%
 Omnicom Group                                          57,919      $ 3,837,134
                                                                    -----------

                                             TOTAL ADVERTISING
                                                       - VALUE      $ 3,837,134
                                                       -  COST      $ 2,634,965
 AEROSPACE & DEFENSE-1.26%
 Allied Signal Inc                                     192,506      $ 7,964,936
 Boeing Co                                             343,307       12,208,855
 Briggs & Stratton Corp                                  8,142          397,431
 General Dynamics Corp                                  43,650        2,638,097
 Lockheed Martin Corp                                  134,914        5,084,571
 Northrop Grumman Corp                                  23,400        1,458,113
 Rockwell International Corp                            65,783        2,923,232
 Textron Inc                                            54,530        4,253,340
 United Technologies Corp                               77,458        9,595,110
                                                                    -----------

                                     TOTAL AEROSPACE & DEFENSE
                                                        - VALUE     $46,523,685
                                                        -  COST     $38,060,675
 AIRLINES-0.44%
 AMR Corp+                                              62,790      $ 3,480,921
 Delta Air Lines Inc                                    49,124        2,987,353
 FDX Corp+                                              50,668        4,838,794
 Southwest Airlines Co                                 115,120        3,467,990
 USAirways Group Inc+                                   30,167        1,429,162
                                                                    -----------
                                                TOTAL AIRLINES
                                                       - VALUE      $16,204,220
                                                       -  COST      $11,258,700
 APPAREL-0.24%
 Fruit of the Loom Inc Class A+                         25,177      $   319,433
 Liz Claiborne Inc                                      22,371          753,623
 Nike Inc Class B                                       98,482        5,281,097
 Reebok International Ltd+                              19,551          315,260
 Russell Corp                                           12,682          247,299
 VF Corp                                                41,207        1,983,087
                                                                    -----------
                                                 TOTAL APPAREL
                                                       - VALUE      $ 8,899,799
                                                       -  COST      $ 7,514,952
 AUTO PARTS & EQUIPMENT-1.58%
 Cooper Tire & Rubber Co                                26,221      $   517,865
 Dana Corp                                              56,874        2,146,994
 Deluxe Corp                                            27,778          940,980
 Eaton Corp                                             24,588        1,705,793
 Genuine Parts Co                                       61,946        1,854,509
 Goodyear Tire & Rubber Co                              53,526        2,475,578
 Illinois Tool Works Inc                                85,931        5,907,756
 ITT Industries Inc                                     35,831        1,399,648
 Navistar International Corp+                           23,101          993,343
 PACCAR Inc                                             26,968        1,129,285
 The Pep Boys--Manny Moe & Jack                         18,351          334,906
 TRW Inc                                                41,140        1,943,865
                                                                    -----------
                                  TOTAL AUTO PARTS & EQUIPMENT
                                                       - VALUE      $21,350,522
                                                       -  COST      $17,929,784
 AUTOMOBILES-1.17%
 Ford Motor Co                                         415,523      $24,645,708
 General Motors Corp Class A                           224,829       18,562,444
                                                                    -----------
                                            TOTAL AUTOMOBILES
                                                      - VALUE       $43,208,152
                                                      -  COST       $27,144,553
 BANK & FINANCE-11.72%
 American Express Corp                                 155,306      $16,850,701
 Associates First Capital Corp                         248,230       10,084,344
 Bank of New York Inc                                  261,426        9,133,571
 Bank One Corp                                         402,126       21,614,273
 BankAmerica Corp                                      594,466       38,826,061
 BankBoston Corp                                       100,964        4,082,732
 Bankers Trust Corp                                     32,808        2,854,296
 BB&T Corp                                             100,653        3,812,232
 Bear Stearns Co Inc                                    40,609        1,738,573
 Capital One Financial Corp                             22,567        2,880,113
 Chase Manhattan                                       290,441       23,126,365
 Citigroup Inc                                         780,319       45,843,741
 Comerica Inc                                           53,405        3,538,081
 Countrywide Credit Industries Inc                      38,182        1,446,143
 Equifax Inc                                            50,701        1,913,963
 Federal Home Loan Mortgage Corp                       233,058       13,721,290
 Federal National Mortgage Assoc                       356,191       24,933,370
 Fifth Third Bancorp                                    91,514        6,045,644
 First Union Corp                                      340,327       18,143,683
 Firstar Corp                                           78,982        6,614,743
 Fleet Financial Group Inc                             195,298        8,385,608
 Franklin Resources Inc                                 87,168        2,773,032
 Golden West Financial                                  19,567        1,838,075
 Household International Inc                           165,381        6,718,603
 Huntington Bancshares Inc                              72,615        2,305,526
 Keycorp                                               155,917        5,028,323
 Lehman Brothers Holdings                               39,943        2,116,979
 MBNA Corp                                             274,917        6,666,737
 Mellon Bank Corp                                       89,735        6,068,329
 Mercantile Bancorp                                     53,608        2,445,865
 Merrill Lynch & Co Inc                                121,536        9,327,888
 MGIC Investment Corp                                   37,612        1,281,159
 Morgan (J P) & Co Inc                                  59,963        6,682,127
 Morgan Stanley Dean Witter                            198,350       17,950,675
 National City Corp                                    113,728        7,946,744
 Northern Trust Corp                                    38,174        3,411,801
 PNC Bank Corp                                         103,389        5,382,690
 Regions Financial Corp                                 75,659        2,875,042
 Republic New York Corp                                 36,945        1,674,070
 Ryder System Inc                                       24,801          669,627
 Schwab (Charles) Corp                                 137,785       10,273,594
 SLM Holding Corp                                       56,989        2,443,403
 State Street Boston Corp                               55,235        4,235,834
 Summit Bancorp                                         59,690        2,305,526
 SunTrust Banks Inc                                    109,269        7,423,463
 Synovus Financial Corp                                 91,259        2,173,105
 U.S. Bancorp                                          249,395        8,058,576
 Union Planters Corp                                    46,322        2,093,175
 Wachovia Corp                                          69,778        5,935,491
 Washington Mutual Inc                                 204,080        8,163,200
 Wells Fargo & Co                                      555,500       20,414,625
                                                                    -----------
                                          TOTAL BANK & FINANCE
                                                       - VALUE     $432,272,811
                                                       -  COST     $302,099,858

 -------------------------------------------------------------------------------
 Portfolio of Investments (continued)                           February 28,1999


 Security Name                                          Shares           Value
 -------------------------------------------------------------------------------
 BASIC INDUSTRIES-1.20%
 Alcoa Inc                                             129,230     $  5,233,815
 ASARCO Inc                                             13,913          196,521
 Avery-Dennison Corp                                    40,033        2,149,272
 Baker Hughes Inc                                      111,342        2,004,156
 Bemis Co                                               18,037          614,385
 Boise Cascade Corp                                     19,443          603,948
 Champion International Corp                            32,971        1,219,927
 Cyprus Amax Minerals                                   31,793          357,671
 Dover Corp                                             76,799        2,611,166
 Fort James Corp                                        75,901        2,267,542
 Georgia-Pacific Corp                                   30,400        2,226,800
 Harnischfeger Industries Inc                           16,712          128,474
 Homestake Mining Co                                    80,453          739,162
 Ikon Office Solutions Inc                              47,200          666,700
 Inco Ltd                                               57,458          725,407
 Louisiana-Pacific Corp                                 37,482          688,732
 Mead Corp                                              35,487        1,080,136
 Minnesota Mining & Manufacturing Co                   137,901       10,213,293
 NACCO Industries Inc Class A                            2,652          233,376
 Newmont Mining Corp                                    56,513          974,849
 Potlatch Corp                                          10,034          348,054
 Sealed Air Corp+                                       28,555        1,449,166
 Union Camp Corp                                        23,854        1,595,236
 Westvaco Corp                                          35,127          785,967
 Weyerhauser Co                                         68,329        3,809,342
 Willamette Industries Inc                              38,139        1,389,690
                                                                    -----------

                                        TOTAL BASIC INDUSTRIES
                                                       - VALUE     $ 44,312,787
                                                       -  COST     $ 44,415,464
 BEVERAGES-2.63%
 Anheuser-Busch Inc                                    164,223     $ 12,593,851
 Coca-Cola Co                                          846,537       54,125,459
 Coca-Cola Enterprises Co                              134,742        4,177,002
 Coors (Adolph) Co Class B                              12,691          755,908
 Diageo PLC ADR (UK)                                        17              769
 Pepsico Inc                                           503,992       18,962,699
 Seagrams Co Ltd                                       135,567        6,286,920
                                                                    -----------

                                               TOTAL BEVERAGES
                                                       - VALUE     $ 96,902,608
                                                       -  COST     $ 71,102,447
 BROADCASTING-1.15%
 Clear Channel Communications Inc+                      90,201     $  5,412,060
 Kingworld Productions+                                 25,313          669,212
 MediaOne Group Inc+                                   208,464       11,361,288
 Tele-Communications Inc Class A+                      184,800       11,607,750
 Tribune Co                                             40,831        2,707,606
 Viacom Inc Class B+                                   119,572       10,567,176
                                                                    -----------

                                            TOTAL BROADCASTING
                                                       - VALUE     $ 42,325,092
                                                       -  COST     $ 23,130,804
 BUILDING MATERIALS & SERVICES-0.39%
 Cooper Industries Inc                                  35,732     $  1,563,275
 Corning Inc                                            79,569        4,256,942
 Danaher Corp                                           45,577        2,199,090
 Owens Corning Fiberglass Corp                          18,462          587,322
 Owens Illinois Inc+                                    53,386        1,277,927
 PPG Industries Inc                                     61,000        3,175,813
 Snap-On Inc                                            20,427          577,063
 Stanley Works                                          30,760          747,853
                                                                    -----------

                           TOTAL BUILDING MATERIALS & SERVICES
                                                       - VALUE     $ 14,385,285
                                                       -  COST     $ 13,739,756
 BUSINESS SERVICES-0.30%
 Cendant Corp+                                         293,228     $  4,856,589
 Dun & Bradstreet Corp                                  57,548        1,971,019
 Ecolab Inc                                             44,444        1,772,205
 Paychex Inc                                            56,349        2,387,789
                                                                    -----------
                                       TOTAL BUSINESS SERVICES
                                                       - VALUE     $ 10,987,602
                                                       -  COST     $ 11,922,176
 CHEMICALS-1.65%
 Air Products & Chemicals Inc                           79,694     $  2,560,170
 Clorox Co                                              37,729        4,463,812
 Dow Chemical Co                                        76,172        7,493,421
 Du Pont (E I) De Nemours                              386,722       19,843,673
 Eastman Chemical Co                                    27,144        1,280,858
 FMC Corp+                                              11,492          588,247
 Goodrich (B F) Co                                      25,061          855,207
 Grace (W R) Co+                                        25,678          345,048
 Great Lakes Chemical Corp                              20,478          797,362
 Hercules Inc                                           33,917          939,077
 International Flavor & Fragrances                      36,598        1,507,380
 Monsanto Co                                           215,235        9,806,645
 Morton International Inc                               38,600        1,394,425
 Nalco Chemical Co                                      22,680          637,875
 Praxair Inc                                            54,319        1,897,770
 Rohm & Haas Co                                         57,360        1,792,500
 Rubbermaid Inc                                         51,667        1,708,240
 Sigma-Aldrich Corp                                     34,800          917,850
 Union Carbide Corp                                     45,779        2,014,276
                                                                    -----------
                                               TOTAL CHEMICALS
                                                       - VALUE     $ 60,843,836
                                                       -  COST     $ 52,893,054

 COMPUTER SOFTWARE-6.62%
 3Com Corp+                                            123,240     $  3,874,358
 Adobe Systems Inc                                      22,666          912,307
 America Online Inc                                    314,684       27,987,208
 Autodesk Inc                                           16,038          643,525
 Automatic Data Processing                             207,611        8,252,537
 BMC Software Inc+                                      73,630        3,009,626
 Ceridian Corp+                                         24,613        1,762,906
 Computer Associates International Inc                 184,958        7,768,236
 Computer Sciences Corp                                 54,243        3,613,940
 Compuware Corp+                                        62,899        3,518,413
 Electronic Data Systems Corp                          169,350        7,874,775
 First Data Corp                                       152,158        5,820,044
 IMS Health Inc                                        110,162        3,910,751
 Microsoft Corp+                                       856,349      128,559,394
 Novell Inc+                                           121,091        2,346,138
 Oracle Systems Corp+                                  333,857       18,654,260
 Parametric Technology Corp+                            92,386        1,420,435
 Peoplesoft Inc+                                        79,743        1,505,149
 Sun Microsystems Inc+                                 130,760       12,724,583
                                                                    -----------
                                      TOTAL COMPUTER SOFTWARE
                                                      - VALUE      $244,158,585
                                                      -  COST      $143,456,022
 COMPUTER SYSTEMS-5.91%
 Apple Computer Inc+                                    46,096     $  1,604,717
 Cabletron Systems Inc+                                 55,039          447,192
 Cisco Systems Inc+                                    542,249       53,038,730
 Compaq Computer Corp                                  583,999       20,585,965
 Data General Corp+                                     17,039          235,351
 Dell Computer Corp+                                   437,319       35,040,185

 MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
 ------------------------------------------------------------------------------
 Portfolio of Investments (continued)                         February 28, 1999


 Security Name                                          Shares           Value
 ------------------------------------------------------------------------------
 EMC Corp+                                             172,440     $ 17,653,545
 Gateway 2000 Inc+                                      53,600        3,896,050
 Harris Corp                                            27,659          860,886
 Hewlett-Packard Co                                    356,248       23,668,227
 International Business Machine Corp                   320,521       54,488,570
 Seagate Technology Inc+                                84,281        2,438,881
 Shared Medical System Corp                              9,110          464,610
 Silicon Graphics Inc+                                  64,542        1,028,638
 Unisys Corp+                                           87,169        2,598,726
                                                                    -----------
                                        TOTAL COMPUTER SYSTEMS
                                                       - VALUE     $218,050,273
                                                       -  COST     $108,943,260
 CONTAINER & PACKAGING-0.25%
 Ball Corp                                              10,353     $    433,532
 Crown Cork & Seal Co                                   42,146        1,169,552
 International Paper Co                                105,240        4,420,080
 Temple-Inland Inc                                      19,218        1,151,879
 Tenneco Inc                                            58,722        1,757,990
 Tupperware Corp                                        19,961          349,318
                                                                    -----------
                                   TOTAL CONTAINER & PACKAGING
                                                       - VALUE     $  9,282,351
                                                       -  COST     $ 10,520,804
 ELECTRICAL EQUIPMENT-3.64%
 Aeroquip-Vickers Inc                                    9,543     $    540,372
 General Electric Co                                 1,125,405      112,892,189
 Grainger (W W) Inc                                     32,777        1,458,577
 Masco Corp                                            117,773        3,091,541
 Motorola Inc                                          206,187       14,484,637
 National Service Industries Inc                        14,501          465,845
 Raychem Corp                                           27,372          624,424
 Thomas & Betts Corp                                    19,170          799,149
                                                                    -----------
                                    TOTAL ELECTRICAL EQUIPMENT
                                                       - VALUE     $134,356,734
                                                       -  COST     $ 81,035,083
 ELECTRONICS-4.21%
 Advanced Micro Devices+                                49,200     $    879,450
 AMP Inc                                                75,272        4,003,530
 Applied Materials Inc+                                127,012        7,065,043
 CBS Corp                                              242,601        8,945,912
 Commscope Inc+                                              2               37
 EG&G Inc                                               15,572          412,658
 Emerson Electric Co                                   151,371        8,694,372
 General Instrument Corp+                               57,035        1,668,274
 Honeywell Inc                                          43,416        3,036,407
 Intel Corp                                            572,559       68,671,295
 Johnson Controls Inc                                   29,137        1,791,926
 KLA Instruments Corp+                                  29,751        1,541,474
 LSI Logic Corp+                                        48,795        1,265,620
 Micron Technology Inc+                                 81,074        4,671,867
 National Semiconductor+                                57,040          598,920
 Perkin-Elmer Corp                                      16,968        1,607,718
 Pitney Bowes Inc                                       93,675        5,919,089
 Raytheon Co Class B                                   115,852        6,190,841
 Solectron Corp+                                        80,786        3,610,124
 Tektronix Inc                                          16,446          320,697
 Texas Instruments Inc                                 133,869       11,939,441
 Xerox Corp                                            225,150       12,425,466
                                                                    -----------
                                             TOTAL ELECTRONICS
                                                       - VALUE     $155,260,161
                                                       -  COST     $ 97,237,656
 ENERGY & RELATED-5.30%
 Amerada Hess Corp                                      31,121     $  1,412,115
 Anadarko Petroleum Corp                                41,399        1,138,473
 Apache Corp                                            33,296          663,839
 Ashland Inc                                            26,196        1,165,722
 Atlantic Richfield Corp                               110,377        6,029,344
 Burlington Resources Inc                               61,090        1,977,789
 Chevron Corp                                          224,051       17,223,921
 Coastal Corp                                           73,165        2,341,280
 Columbia Gas System Inc                                28,684        1,448,542
 Consolidated Natural Gas Co                            33,003        1,813,102
 Eastern Enterprises                                     7,388          283,976
 Enron Corp                                            113,724        7,392,060
 Exxon Corp                                            835,005       55,580,020
 Halliburton Co                                        151,220        4,271,965
 Helmerich & Payne Inc                                  17,480          285,143
 Kerr-McGee Corp                                        16,339          466,683
 Mobil Corp                                            267,901       22,286,014
 NICOR Inc                                              16,447          628,070
 Occidental Petroleum Corp                             119,175        1,795,073
 ONEOK Inc                                              10,777          290,305
 Oryx Energy Co+                                        33,958          352,314
 Peoples Energy Corp                                    12,371          419,841
 Phillips Petroleum Co                                  87,600        3,389,025
 Rowan Co Inc+                                          29,327          252,945
 Royal Dutch Petroleum Corp                            736,514       32,314,552
 Schlumberger Ltd                                      187,581        9,109,402
 Sonat Offshore Drilling Co                             37,778          956,256
 Sunoco Inc                                             32,283          982,614
 Texaco Inc                                            183,685        8,552,833
 Union Pacific Resources Group                          86,976          777,348
 Unocal Corp                                            83,202        2,345,256
 USX--Marathon Group                                   105,082        2,173,884
 Williams Co Inc                                       147,098        5,442,626
                                                                    -----------
                                        TOTAL ENERGY & RELATED
                                                       - VALUE     $195,562,332
                                                       -  COST     $167,611,434
 ENGINEERING & CONSTRUCTION-0.10%
 Armstrong World Industries Inc                         13,698     $    673,770
 Centex Corp                                            20,576          757,454
 Fleetwood Enterprises Inc                              12,106          392,688
 Fluor Corp                                             26,114          918,898
 Foster Wheeler Corp                                    14,070          175,875
 Kaufman & Broad Home Corp                              15,755          354,488
 Pulte Corp                                             15,093          363,175
                                                                    -----------
                              TOTAL ENGINEERING & CONSTRUCTION
                                                       - VALUE     $  3,636,348
                                                       -  COST     $  4,042,600
 ENTERTAINMENT & LEISURE-1.61%
 Brunswick Corp                                         33,178     $    707,106
 Disney (Walt) Co                                      703,705       24,761,620
 Harrah's Entertainment Inc+                            42,245          704,963
 Hasbro Inc                                             45,095        1,668,515
 Mattel Inc                                             99,077        2,613,156
 Mirage Resorts Inc+                                    62,181        1,212,530
 Polaroid Corp                                          15,445          368,749
 Time Warner Inc                                       421,441       27,182,945
                                                                    -----------
                                 TOTAL ENTERTAINMENT & LEISURE
                                                       - VALUE     $ 59,219,584
                                                       -  COST     $ 39,209,547
 ENVIRONMENTAL CONTROL-0.31%
 Browning-Ferris Industries Inc                         59,799     $  1,883,669
 Waste Management Inc                                  197,408        9,648,316
                                                                    -----------
                                   TOTAL ENVIRONMENTAL CONTROL
                                                       - VALUE     $ 11,531,985
                                                       -  COST     $ 11,502,357

 ------------------------------------------------------------------------------
 Portfolio of Investments (continued)                         February 28, 1999


 Security Name                                          Shares           Value
 ------------------------------------------------------------------------------
 FOOD & RELATED-3.68%
 Albertson's Inc                                        84,309     $  4,805,613
 American Stores Co                                     94,382        3,185,393
 Archer-Daniels-Midland Co                             204,137        3,087,572
 Bestfoods                                              98,199        4,609,216
 Brown-Forman Corp Class B                              23,697        1,562,521
 Campbell Soup Co                                      153,980        6,188,055
 ConAgra Inc                                           168,216        5,067,507
 Darden Restaurants Inc                                 47,983        1,055,626
 General Mills Inc                                      52,628        4,246,422
 Great Atlantic & Pacific Tea Co                        13,066          412,396
 Heinz (H J) Co                                        124,425        6,773,386
 Hershey Foods Corp                                     49,207        3,063,136
 Kellogg Co                                            139,304        5,154,248
 Kroger Co+                                             88,017        5,693,600
 McDonald's Corp                                       232,442       19,757,570
 Pioneer Hi Bred International Inc                      83,214        1,950,328
 Quaker Oats Co                                         46,919        2,562,950
 Ralston-Purina Group                                  107,455        2,894,569
 RJR Nabisco Holdings Corp                             111,721        3,051,380
 Safeway Inc+                                          167,144        9,652,566
 Sara Lee Corp                                         313,894        8,533,993
 Super Value Inc                                        41,447          997,318
 Sysco Corp                                            114,911        3,246,236
 Tricon Global Restaurants+                             52,553        3,258,286
 Unilever NV (Netherlands)                             219,882       15,927,702
 UST Inc                                                63,844        1,887,388
 Wendy's International Inc                              43,018        1,029,743
 Winn-Dixie Stores Inc                                  51,099        2,238,775
 Wrigley (W M) Jr Co                                    39,970        3,717,210
                                                                    -----------
                                          TOTAL FOOD & RELATED
                                                       - VALUE     $135,610,705
                                                       -  COST     $100,122,282
 FURNITURE & APPLIANCES-0.08%
 Maytag Corp                                            30,981     $  1,736,872
 Whirlpool Corp                                         26,133        1,136,786
                                                                    -----------
                                  TOTAL FURNITURE & APPLIANCES
                                                       - VALUE     $  2,873,658
                                                       -  COST     $  2,362,234
 HEALTHCARE-0.52%
 Cardinal Health Inc                                    89,203     $  6,439,342
 HCR Manor Care Inc+                                    37,755          844,768
 Healthsouth Corp+                                     145,697        1,693,728
 McKesson HBOC Inc                                      93,203        6,337,804
 St Jude Medical Inc+                                   28,759          722,570
 United Healthcare Corp                                 64,042        3,158,071
                                                                    -----------
                                             TOTAL HEALTHCARE
                                                      - VALUE      $ 19,196,283
                                                      -  COST      $ 20,182,826

 HOSPITAL & MEDICAL SUPPLIES-2.25%
 Bard (C R) Inc                                         18,549     $  1,045,700
 Bausch & Lomb Inc                                      19,217        1,159,025
 Baxter International Inc                               97,977        6,895,131
 Becton Dickinson & Co                                  84,666        2,836,311
 Biomet Inc                                             38,788        1,423,035
 Boston Scientific Corp+                               135,132        3,580,998
 Columbia/HCA Healthcare Corp                          221,945        3,967,267
 Guidant Corp                                          103,493        5,899,101
 Johnson & Johnson                                     461,767       39,423,358
 Mallinckrodt Group Inc                                 24,539          759,175
 Medtronic Inc                                         196,643       13,887,912
 Tenet Healthcare Corp+                                106,214        2,091,088
                                                                    -----------
                             TOTAL HOSPITAL & MEDICAL SUPPLIES
                                                       - VALUE     $ 82,968,101
                                                       -  COST     $ 57,433,800
 HOUSEHOLD PRODUCTS-2.24%
 Alberto-Culver Co Class B                              19,190     $    460,560
 Avon Products Inc                                      90,256        3,756,906
 Colgate-Palmolive Co                                  100,709        8,547,676
 Gillette Co                                           381,016       20,431,983
 Kimberly-Clark Corp                                   186,212        8,798,517
 Procter & Gamble Co                                   455,589       40,775,216
                                                                    -----------
                                      TOTAL HOUSEHOLD PRODUCTS
                                                       - VALUE     $ 82,770,858
                                                       -  COST     $ 55,587,829
 INSURANCE-3.53%
 Aetna Inc                                              49,127     $  3,638,468
 Allstate Corp                                         281,770       10,566,375
 American General Corp                                  86,598        6,343,304
 American International Group Inc                      424,311       48,344,935
 Aon Corp                                               58,340        3,438,414
 Chubb Corp                                             56,055        3,349,286
 CIGNA Corp                                             70,968        5,570,988
 Cincinnati Financial Corp                              57,248        2,007,258
 Conseco Inc                                           108,091        3,235,974
 Hartford Financial Services Group                      80,323        4,342,462
 Humana Inc+                                            57,061          998,568
 Jefferson-Pilot Corp                                   36,517        2,476,309
 Lincoln National Corp                                  34,772        3,292,474
 Loews Corp                                             39,241        3,068,156
 Marsh & McLennan Companies Inc                         88,410        6,260,533
 MBIA Inc                                               34,142        2,101,867
 Progressive Corp Ohio                                  24,869        3,195,667
 Provident Co Inc                                       46,552        1,524,578
 Providian Financial Corp                               48,734        4,976,960
 SAFECO Corp                                            46,961        1,887,245
 St Paul Co                                             80,403        2,603,047
 Torchmark Corp                                         48,346        1,607,505
 Transamerica Corp                                      43,074        3,125,557
 UNUM Corp                                              47,632        2,131,532
                                                                    -----------
                                               TOTAL INSURANCE
                                                       - VALUE     $130,087,462
                                                       -  COST     $ 89,312,996
 LODGING-0.12%
 Hilton Hotels Corp                                     88,402     $  1,397,857
 Marriott International                                 86,020        3,096,720
                                                                    -----------
                                                 TOTAL LODGING
                                                       - VALUE     $  4,494,577
                                                       -  COST     $  3,326,589
 MACHINERY-0.47%
 Black & Decker Corp                                    30,387     $  1,481,366
 Case Corp                                              25,321          493,760
 Caterpillar Inc                                       123,375        5,621,273
 Cummins Engine Co Inc                                  13,957          572,237
 Deere & Co                                             82,050        2,682,009
 Ingersoll-Rand Co                                      56,608        2,688,880
 McDermott International Inc                            20,687          412,447
 Milacron Inc                                           13,417          238,990
 Pall Corp                                              42,864          908,181
 Parker Hannifin Corp                                   37,462        1,390,777
 Thermo Electron Corp+                                  54,991          759,563
                                                                    -----------
                                               TOTAL MACHINERY
                                                       - VALUE     $ 17,249,483
                                                       -  COST     $ 17,374,354

 MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
 ------------------------------------------------------------------------------
 Portfolio of Investments (continued)                         February 28, 1999


 Security Name                                          Shares           Value
 ------------------------------------------------------------------------------
 MANUFACTURING-0.45%
 Tyco International Ltd                                221,393     $ 16,479,941
                                                                    -----------
                                           TOTAL MANUFACTURING
                                                       - VALUE     $ 16,479,941
                                                       -  COST     $ 10,700,373
 METAL FABRICATORS-0.38%
 Alcan Aluminum Ltd                                     78,438     $  1,907,024
 Allegheny Teledyne Inc                                 67,656        1,395,405
 Barrick Gold Corp                                     128,281        2,268,970
 Battle Mountain Gold Co                                79,036          266,747
 Bethlehem Steel Corp+                                  44,531          392,429
 Crane Co                                               23,789          652,711
 Engelhard Corp                                         49,415          880,205
 Freeport McMoRan Inc+                                  57,328          541,033
 Nucor Corp                                             30,207        1,346,099
 Phelps Dodge Corp                                      19,923          966,266
 Placer Dome Inc                                        85,533          935,517
 Reynolds Metals Co                                     22,303          953,453
 Timken Co                                              21,647          382,881
 USX - U.S. Steel Group                                 30,103          761,982
 Worthington Industries Inc                             32,184          408,335
                                                                    -----------
                                       TOTAL METAL FABRICATORS
                                                       - VALUE     $ 14,059,057
                                                       -  COST     $ 18,280,519
 PHARMACEUTICALS-8.94%
 Abbott Laboratories                                   521,291       24,207,451
 Allergan Inc                                           22,471        1,831,387
 ALZA Corp+                                             29,771        1,561,117
 American Home Products Corp                           452,762       26,939,339
 Amgen Inc+                                             87,480       10,924,065
 Bristol-Myers Squibb Co                               341,187       42,968,238
 Lilly (Eli) & Co                                      377,695       35,762,995
 Merck & Co Inc                                        818,164       66,884,907
 Millipore Corp                                         15,193          423,505
 Pfizer Inc                                            445,648       58,797,683
 Pharmacia and Upjohn Inc                              174,381        9,503,765
 Schering-Plough Corp                                  504,749       28,234,397
 SouthTrust Corp                                        48,400        1,939,025
 Warner Lambert Co                                     281,974       19,473,829
                                                                    -----------
                                         TOTAL PHARMACEUTICALS
                                                       - VALUE     $329,451,703
                                                       -  COST     $170,732,360
 PUBLISHING-0.86%
 American Greetings Corp Class A                        24,374     $    577,359
 Comcast Corp Class A                                  126,962        9,006,367
 Donnelley (R R) & Sons Co                              46,729        1,600,468
 Dow Jones & Co Inc                                     32,341        1,520,027
 Gannett Co Inc                                         96,778        6,145,403
 Interpublic Group Co Inc                               47,523        3,555,315
 Knight-Ridder Inc                                      27,073        1,358,726
 McGraw-Hill Inc                                        33,795        3,698,440
 Meredith Corp                                          17,996          607,365
 Moore Corp Ltd                                         30,496          320,208
 New York Times Co Class A                              62,857        1,948,567
 Times Mirror Co Class A                                27,381        1,528,202
                                                                    -----------
                                              TOTAL PUBLISHING
                                                       - VALUE     $ 31,866,447
                                                       -  COST     $ 20,546,989
 RETAIL & RELATED-5.88%
 AutoZone Inc+                                          52,665     $  1,843,261
 Circuit City Stores Inc                                34,270        1,859,148
 Consolidated Stores Corp+                              37,242          938,033
 Costco Co Inc+                                         74,466        5,980,551
 CVS Corp                                              133,591        7,080,323
 Dayton-Hudson Corp                                    151,216        9,460,451
 Dillards Inc Class A                                   36,888          917,589
 Dollar General Corp                                    63,330        1,895,942
 Eastman Kodak Co                                      111,359        7,370,574
 Federated Department Stores Inc+                       70,575        2,686,261
 Fred Myer Inc+                                         52,741        3,388,609
 Gap Inc                                               199,195       12,885,427
 Harcourt General Inc                                   24,402        1,117,917
 Home Depot Inc                                        506,355       30,223,064
 Jostens Inc                                            12,489          292,711
 K Mart Corp+                                          169,360        2,963,800
 Kohls Corp+                                            54,470        3,758,430
 Limited Inc                                            78,359        2,781,745
 Longs Drug Stores Corp                                 13,249          479,448
 Lowe's Co Inc                                         121,059        7,180,312
 May Department Stores Co                               80,227        4,753,450
 Newell Co                                              55,487        2,358,198
 Nordstrom Inc                                          51,241        2,062,450
 Penney (J C) Co Inc                                    86,954        3,141,213
 Rite Aid Corp                                          88,890        3,677,824
 Sears Roebuck & Co                                    131,764        5,352,913
 Sherwin Williams Co                                    59,275        1,426,305
 Staples Inc+                                          160,014        4,705,420
 Tandy Corp                                             34,018        1,892,251
 TJX Companies Inc 110,837                           3,165,782
 Toys R Us Inc+                                         90,058        1,272,069
 Walgreen Co                                           342,734       10,967,488
 WalMart Stores Inc                                    773,745       66,832,224
                                                                    -----------
                                        TOTAL RETAIL & RELATED
                                                       - VALUE     $216,711,183
                                                       -  COST     $129,837,297
 SERVICES-0.16%
 Block (H R) Inc                                        34,686     $  1,573,877
 Public Service Enterprise Group                        78,639        2,988,282
 Service Corp International 88,888                                    1,366,653
                                                                    -----------
                                               TOTAL SERVICES
                                                      - VALUE      $    928,812
                                                      -  COST      $    980,052
 TELECOMMUNICATIONS-10.11%
 Airtouch Communications+                              196,513     $ 17,894,965
 Alltel Corp                                            94,192        5,639,746
 Ameritech Corp                                        378,946       24,773,595
 Andrew Corp+                                           29,958          453,115
 Ascend Communications Inc+                             74,376        5,722,304
 AT & T Corp                                           620,398       50,950,209
 Bell Atlantic Corp                                    533,223       30,626,996
 BellSouth Corp                                        671,663       31,064,414
 Frontier Corp                                          58,504        2,102,488
 GTE Corp                                              331,566       21,510,344
 Lucent Technologies Inc                               451,742       45,880,047
 MCI WorldCom Inc+                                     629,764       51,955,530
 NEXTEL Communications Class A+                         98,965        2,975,135
 Northern Telecom Ltd                                  223,972       13,004,398
 SBC Communication Inc                                 671,763       35,519,469
 Scientific-Atlanta Inc                                 25,911          840,488
 Sprint Corp                                           147,924       12,693,728
 Sprint Corp (PCS Group)+                              144,169        4,613,408
 Tellabs Inc+                                           66,814        5,349,296
 U.S. West Inc                                         172,767        9,210,641
                                                                    -----------
                                      TOTAL TELECOMMUNICATIONS
                                                       - VALUE     $372,780,316
                                                       -  COST     $216,959,379

 ------------------------------------------------------------------------------
 Portfolio of Investments (continued)                         February 28, 1999

                            Interest      Maturity      Principal/
 Security Name               Rate          Date          Shares           Value
 ------------------------------------------------------------------------------
 TEXTILES-0.01%
 Springs Industries Inc Class A                          6,323   $      210,240
                                                                  -------------
                                                TOTAL TEXTILES
                                                       - VALUE   $      210,240
                                                       -  COST   $      257,099
 TOBACCO-0.94%
 Fortune Brands Inc                                     58,969   $    1,776,441
 Philip Morris Co Inc                                  836,135       32,713,782
                                                                  -------------
                                                 TOTAL TOBACCO
                                                       - VALUE   $   34,490,223
                                                       -  COST   $   29,258,140
 TRANSPORTATION-0.70%
 Burlington Northern Santa Fe                          161,139   $    5,337,729
 Carnival Corp Class A                                 204,207        9,087,212
 CSX Corp                                               75,064        2,946,262
 Laidlaw Inc Class B                                   113,589          873,215
 Norfolk Southern Corp                                 130,297        3,656,460
 Whitman Corp                                           78,000        1,209,000
 Union Pacific Corp                                     84,967        3,982,828
                                                                  -------------
                                         TOTAL TRANSPORTATION
                                                      - VALUE    $   25,883,706
                                                      -  COST    $   25,297,077
 UTILITIES-1.98%
 AES Corp+                                              61,496   $    2,286,883
 Ameren Corp                                            47,237        1,762,531
 American Electric Power Inc                            65,829        2,740,132
 Baltimore Gas & Electric Co                            51,369        1,316,331
 Carolina Power & Light Co                              52,116        2,078,126
 Central & South West Corp                              73,169        1,815,506
 Cinergy Corp                                           54,690        1,596,264
 Consolidated Edison Inc                                80,152        3,747,106
 Dominion Resources Inc                                 67,261        2,597,956
 DTE Energy Co                                          49,909        1,971,406
 Duke Power Co                                         124,394        7,074,909
 Edison International                                  121,202        3,090,651
 Entergy Corp                                           84,706        2,392,945
 FirstEnergy Corp                                       80,784        2,362,932
 FPL Group Inc                                          62,169        3,197,818
 GPU Inc                                                44,040        1,756,095
 New Century Energies Inc                               39,002        1,582,019
 Niagara Mohawk Power Corp+                             64,631          945,228
 Northern States Power Co                               51,821        1,337,630
 Pacificorp                                            102,402        1,836,836
 PECO Energy Co                                         76,965        2,727,447
 PG & E Corp                                           131,627        4,146,251
 PP & L Resources Inc                                   52,270        1,332,885
 Reliant Energy Inc                                     97,893        2,624,756
 Sempra Energy                                          82,745        1,737,645
 Southern Co                                           239,654        6,006,328
 Texas Utilities Co                                     96,745        4,105,616
 Unicom Corp                                            74,743        2,658,048
                                                                  -------------
                                               TOTAL UTILITIES
                                                       - VALUE   $   72,828,280
                                                       -  COST   $   65,757,726

                                           TOTAL COMMON STOCKS
                                                       - VALUE   $3,469,052,921
                                                       -  COST   $2,326,715,872

 SHORT TERM INSTRUMENTS-10.45%
 CASH EQUIVALENTS-2.24%
 Dreyfus Institutional Money Market
     Fund++                                       $    937,119   $      937,119
 Janus International Money Market
     Fund++                                         63,300,000       63,300,000
 Merrimac Cash Fund-Premium Class++                 18,500,000       18,500,000
                                                                  -------------
                                                                 $   82,737,119
 U.S. TREASURY BILLS-0.46%
 U.S. Treasury Bills        3.57**    3/25/99       16,850,000   $   16,804,938
                                                                  -------------
 REPURCHASE AGREEMENTS-7.75%

 Morgan Stanley Triparty  Repurchase
   Agreement dated 2/26/99 due 3/1/99
   with a maturity value of $286,086,410
   and an effective  yield  of  4.85%
   collateralized by  U.S. Treasury  Bonds
   with  rates  ranging  from  9.875%  to
   12.00%,   maturity   dates  ranging  from
   05/15/03 to 11/15/15, and aggregate
   market value of $105,479,493, U.S.
   Treasury  Notes with rates ranging
   from 6.00% to 6.50%, maturity dates
   ranging from 08/31/01 to 08/15/19
   and an aggregate  market value of
   110,650,813 and U.S.Treasury  Bills,
   with a yield to maturity of 4.49%,
   a maturity  date  of  05/23/99, and a
   market  value of $75,568,681                    285,978,454   $  285,978,454
                                                                  -------------
                                  TOTAL SHORT TERM INSTRUMENTS
                                                       - VALUE   $  385,520,511
                                                       -  COST   $  385,512,686
 TOTAL INVESTMENTS IN SECURITIES
 (Cost $2,712,228,558) * (Notes 1 and 3)               104.54%   $3,854,573,432
 Other Assets and Liabilities, Net                      (4.54)%    (167,480,654)
                                                       ------    --------------
 TOTAL NET ASSETS                                      100.00%   $3,687,092,778
                                                       ======    ==============

 +  Non-income earning securities.
 ++ Represents collateral received from securities lending transactions. See
    Note 4.

 * Cost for federal income tax purposes is $2,713,771,575 and net unrealized appreciation consists of:

    Gross Unrealized Appreciation               $1,196,082,998
    Gross Unrealized Depreciation                  (55,281,141)
                                                --------------
    NET UNREALIZED APPRECIATION                 $1,140,801,857
                                                ==============

 ** Yield to maturity
 The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
February 28, 1999

ASSETS
Investments:
    In securities, at market value (see cost below) (Note 1)     $3,854,573,432
Receivables:
    Beneficial interests sold                                       184,800,000
    Dividends and interest                                            3,990,156
                                                                 --------------
Total Assets                                                      4,043,363,588

LIABILITIES
Payables:
    Variation margin on futures contracts                             1,533,119
    Investment securities purchased                                 271,774,548
    Collateral for securities loaned (Note 4)                        82,737,119
    Due to BGI (Note 2)                                                 226,024
                                                                 --------------
Total Liabilities                                                   356,270,810
                                                                 --------------
TOTAL NET ASSETS                                                 $3,687,092,778
                                                                 ==============

INVESTMENTS AT COST                                              $2,712,228,558
                                                                 ==============
The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
-------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended February 28, 1999

INVESTMENT INCOME
  Dividends+                                                                               $ 36,647,898
  Interest++                                                                                  8,379,792
                                                                                           ------------
Total Investment Income                                                                      45,027,690
EXPENSES (NOTE 2)
  Advisory fees                                                                               1,353,414
                                                                                           ------------
Total Expenses                                                                                1,353,414
                                                                                           ------------
NET INVESTMENT INCOME (LOSS)                                                                 43,674,276
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net  realized  gain  (loss)  on sale  of  investments                                     143,991,139
  Net realized gain (loss) on sale of futures contracts                                      37,982,701
  Net change in unrealized appreciation (depreciation)of investments                        265,023,900
  Net  change in unrealized appreciation (depreciation) of futures contracts                (14,225,550)
                                                                                           ------------
Net Gain (Loss) on Investments                                                              432,772,190
                                                                                           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            $476,446,466
                                                                                           ============
+Net of foreign withholding tax of:                                                        $      5,288
++ Interest income includes security lending income of:                                    $     78,935

The accompanying notes are an integral part of these financial statements.
                                                                                                    17


MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 For the             For the
                                                                               Year Ended          Year Ended
                                                                            February 28, 1999   February 28, 1998
                                                                            -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                      $   43,674,276     $   35,530,147
  Net realized gain (loss) on sale of investments                               143,991,139         52,551,777
  Net realized gain on sale of futures contracts                                 37,982,701         18,816,662
  Net change in unrealized appreciation (depreciation) of investments           265,023,900        452,651,075
  Net change in unrealized appreciation (depreciation) of futures contracts     (14,225,550)        10,434,575
                                                                             --------------     --------------
  Net increase (decrease) in net assets resulting from operations               476,446,466        569,984,236
  Net increase (decrease) in net assets resulting from beneficial
   interest transactions                                                        856,583,098        299,742,532
                                                                             --------------     --------------
Increase (decrease)in Net Assets                                              1,333,029,564        869,726,768
NET ASSETS:
 Beginning net assets                                                        $2,354,063,214     $1,484,336,446
                                                                             --------------     --------------
 ENDING NET ASSETS                                                           $3,687,092,778     $2,354,063,214
                                                                             ==============     ==============
The accompanying notes are an integral part of these financial statements.


18

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
February 28, 1999

1.    SIGNIFICANT ACCOUNTING POLICIES
     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues the following separate portfolios (the "Master Portfolios"), Asset Allocation, Bond Index,
Extended Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index, U.S. Equity Index and U.S. Treasury Allocation Master Portfolios. These financial statements contain S&P 500 Index Master Portfolio (the "Master Portfolio").

     The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     FEDERAL INCOME TAXES

     The Master Portfolio intends to qualify as a partnership for federal income tax purposes. The Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in the Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

     It is intended that the Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

     FUTURES CONTRACTS

     The S&P 500 Index Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the S&P 500 Index Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire futures

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (continued)
February 28, 1999

contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of February 28, 1999, the S&P 500 Index Master Portfolio had open long futures contracts outstanding:

S&P 500 Index Master Portfolio


NUMBER OF                     EXPIRATION          NOTIONAL       NET UNREALIZED
CONTRACTS     TYPE               DATE          CONTRACT VALUE      DEPRECIATION


978           S&P 500 Index    March 1999        $302,079,750       $(2,976,575)


     The S&P 500 Index Master Portfolio has pledged to brokers U.S.
Treasury Bills for initial margin requirements with a par value of $9,828,900.

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolio may pool its cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on February 28, 1999 by the Master Portfolio is collateralized by U.S. Government Securities.

2.     AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.05% of the average daily net assets of the S&P 500 Index Master Portfolio as compensation for advisory services. BFGA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A.
("BGI") for its services as Sub-Administrator of the Master Portfolio.

     Stephens Inc. ("Stephens") is the Fund's co-administrator, sponsor and placement agent for the Master Portfolio. Certain officers and directors of MIP are also officers of Stephens. As of February 28, 1999, these officers of Stephens indirectly collectively owned less than 1% of the Master Portfolio's outstanding beneficial interest.

3.     INVESTMENT PORTFOLIO TRANSACTIONS

           Purchases and sales of investments, exclusive of short-term securities, for the S&P 500 Index Master Portfolio for the year ended February 28, 1999 is as follows:

AGGREGATE PURCHASES               S&P 500 INDEX
AND SALES OF:                     MASTER PORTFOLIO

Purchases at cost                  $1,187,951,471
Sales proceeds                        275,613,257

--------------------------------------------------------------------------------
4.     PORTFOLIO SECURITIES LOANED

     As of February 28, 1999, the S&P 500 Index Master Portfolio had loaned securities which were collateralized by cash. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Portfolio of securities lending is that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                        SECURITIES          COLLATERAL

S&P 500 Index Master Portfolio         $80,346,100         $82,737,119

4.     FINANCIAL HIGHLIGHTS

The portfolio turnover rates, excluding short-term securities, for the S&P 500
Index Master Portfolio is as follows:




                                                                                                             FOR THE
                                                                                                         PERIOD FROM
                                         FOR THE         FOR THE        FOR THE         FOR THE          MAY 26,1994
                                      YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED        (COMMENCEMENT
                                    FEBRUARY 28,    FEBRUARY 28,   FEBRUARY 28,    FEBRUARY 29,    OF OPERATIONS) TO
                                            1999           1998           1997            1996      FEBRUARY 28,1995

S&P 500 Index Master Portfolio               11%              6%             4%              2%                     5%

                                                                                                                    21

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees
Master Investment Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of S&P 500 Index Master Investment Portfolio (one of the portfolios comprising Master Investment Portfolio) as of February 28, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. All periods indicated in Note 5 ending prior to March 1, 1995, were audited by other auditors whose report dated April 20, 1995, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of S&P 500 Index Master Portfolio of Master Investment Portfolio as of February 28, 1999, the results of its operations, the changes in its net assets and its financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

KPMG LLP

San Francisco, California
April 2, 1999

NOTES
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                                                                         23

NOTES
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24

                                    DIRECTORS
                                Richard S. Strong
                                 Willie D. Davis
                                 Stanley Kritzik
                                Marvin E. Nevins
                                 William F. Vogt

                                    OFFICERS
                    Richard S. Strong, Chairman of the Board
                          Mary F. Hoppa, Vice President
                         Thomas P. Lemke, Vice President
                         John S. Weitzer, Vice President
              Stephen J. Shenkenberg, Vice President and Secretary
                           Dana J. Russart, Treasurer

                               INVESTMENT ADVISOR
                          Barclays Global Fund Advisors
               45 Fremont Street, San Francisco, California 94105

                                    CUSTODIAN
                           Investors Bank & Trust Company
                   89 South Street, Boston, Massachusettes 02111

                                     AUDITOR
                              KPMG Peat Marwick LLP
           Three Embarcardero Center, San Francisco, California 94111

                                  LEGAL COUNSEL
                              Godfrey & Kahn, S.C.
               780 North Water Street, Milwaukee, Wisconsin 53202

For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only.


                             [PICTURE OF TELEPHONE]
                        To order a free prospectus kit,
                               CALL 1-800-368-1030

                         To learn more about our funds,
                          discuss an existing account,
                           or conduct a transaction,
                               CALL 1-800-368-3863
                               -------------------

                                  If you are a
                            Financial Professional,
                              CALL 1-800-368-1683



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                       Strong Investments, Inc. 11141C99                AINDEX